NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 10, 2020

TO THE SUMMARY PROSPECTUS DATED AUGUST 3, 2020

Paul L. Brennan has been named a portfolio manager of the Fund. Christopher L. Drahn will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-STMBS-1220P